Term Debt - BDC Term Loan (Detail Textuals 1)	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2014 BDC term loan	Dec. 31, 2013 BDC term loan	Mar. 31, 2014 BDC term loan Term credit facility USD ($)	Jun. 04, 2012 Apex BDC term loan Term credit facility CAD	Mar. 31, 2014 Apex BDC term loan Term credit facility USD ($)	Mar. 31, 2014 Apex BDC term loan Term credit facility CAD	Dec. 31, 2013 Apex BDC term loan Term credit facility USD ($)	Dec. 31, 2012 Apex BDC term loan Term credit facility USD ($)	Jun. 04, 2012 Apex BDC term loan Term credit facility USD ($)
Debt Instrument [Line Items]
Aggregate amount of credit facility								1,700,000					$ 1,632,000
Interest rate													12.00%
Debt instrument interest extention period								1 year
Line of credit facility extension fee percentage								2.00%
Line of credit facility additional periodic interest payment								20,000
Percentage of Apex's free cash flow for mandatory repayments of term loan								50.00%
Maximum annual cash flow sweep								0		425,000,000
Estimated amount of term loan under mandatory repayments									0		0
Financing costs paid	100,000	118,000	119,000	270,000					70,000			70,000
Terms of the BDC loan agreement, description					The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:(a) if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or (b) if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Tern Loan,	The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:(a) if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or (b) if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Tern Loan,
Deferred finance costs							19,000		35,000		22,000	35,000
Note discount							$ 19,000		$ 35,000		$ 22,000	$ 35,000
Percentage of value of company and acquiree paid as bonus on fulfillment of terms						2.00%
Term loan and financial covenant, Description					On August 22, 2013, the BDC Term Loan was amended and certain financial covenants were modified. Pursuant to the amended loan agreement, the Company is required to maintain, for the duration of the investment, a term debt to equity ratio not exceeding 1.1:1 (measured annually); and an adjusted current ratio of 0.40:1 (measured annually) and revised yearly 120 days after each year end. The Company was in compliance with all of our BDC financial covenants as of December 31, 2013.
On August 22, 2013, the BDC Term Loan was amended and certain financial covenants were modified.  Pursuant to the amended loan agreement, the Company is required to maintain, for the duration of the investment, a term debt to equity ratio not exceeding 1.1:1 (measured annually); and an adjusted current ratio of 0.40:1 (measured annually) and revised yearly 120 days after each year end.